Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended				14 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Apr. 30, 2019
Significant Accounting Policies (Details) [Line Items]
Working capital deficit	¥ 371,553
Accumulated deficit	(2,240,205)		¥ (1,750,475)					$ (343,326)
Loss from operations	(494,700)		(705,700)	¥ (456,900)
Cash flows from operating activities	(17,337)		(223,357)	52,071
Line of credit	90,000
Impairment loss on right of use assets	4,667		21,103	94,311
Impairment loss on property plant equipment	3,460		9,479	16,892
Impairment loss property held for sale	¥ 36,505	$ 5,595	52,030	111,203
Buying rate per share (in Yuan Renminbi per share) | ¥ / shares	¥ 6,525
Voting percentage										100.00%
Other income	¥ 13,931		16,782	31,783
Uncertain income tax percentage	50.00%	50.00%
Cash and cash equivalents	¥ 123,385		171,915
Short term borrowings	¥ 1,000		28,788
Concentration risk, description	There are two customers individually represent greater than 10% of total net revenue for the year ended December 31, 2019, while there is no customer individually represent greater than 10% of total net revenue for the year ended December 31, 2020. There is one customer individually represent greater than 10% of total accounts receivable as of December 31, 2019, while there are three customers individually represent greater than 10% of total accounts receivable as of December 31, 2020.There are no suppliers that individually represent greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2019 and 2020.	There are two customers individually represent greater than 10% of total net revenue for the year ended December 31, 2019, while there is no customer individually represent greater than 10% of total net revenue for the year ended December 31, 2020. There is one customer individually represent greater than 10% of total accounts receivable as of December 31, 2019, while there are three customers individually represent greater than 10% of total accounts receivable as of December 31, 2020.There are no suppliers that individually represent greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2019 and 2020.
Subsequent Event [Member]
Significant Accounting Policies (Details) [Line Items]
Financing proceeds through ipo					¥ 120,791	$ 18,512
Unused lines of Credit [Member] | Subsequent Event [Member]
Significant Accounting Policies (Details) [Line Items]
Line of credit							¥ 20,000
PRC Commercial Bank [Member]
Significant Accounting Policies (Details) [Line Items]
Line of credit									¥ 90,000
Term deposit to the commercial bank	¥ 4,760
PRC Commercial Bank One [Member]
Significant Accounting Policies (Details) [Line Items]
Term deposit to the commercial bank	¥ 6,750
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage	20.00%							20.00%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage	50.00%							50.00%
Right of Use Assets [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment loss property held for sale	¥ 28,378		¥ 21,448
Notes Payable [Member]
Significant Accounting Policies (Details) [Line Items]
Notes payable	¥ 29,159